Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-3

Collection Period	12/01/16-12/31/16
Determination Date	1/9/2017
Distribution Date	1/17/2017

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-03.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,096,464,696.52
2.	Collections allocable to Principal		$29,418,647.48
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,826,916.80
5.	Pool Balance on the close of the last day of the related Collection Period		$1,065,219,132.24
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		63,045
7.	Initial Pool Balance		$1,250,000,036.00
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$59,214,696.34	$27,969,132.06
	b. Class A-2 Note Balance	$396,000,000.00	$396,000,000.00
	c. Class A-3 Note Balance	$425,000,000.00	$425,000,000.00
	d. Class A-4 Note Balance	$130,630,000.00	$130,630,000.00
	e. Class B Note Balance	$35,000,000.00	$35,000,000.00
	f. Class C Note Balance	$25,000,000.00	$25,000,000.00
	g. Class D Note Balance	$19,370,000.00	$19,370,000.00
	h. Note Balance (sum a - g)	$1,090,214,696.34	$1,058,969,132.06
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.2703867	0.1277129
	b. Class A-2 Note Pool Factor	1.0000000	1.0000000
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.8721718	0.8471753
10.	Overcollateralization Target Amount		$6,250,000.18
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,250,000.18
12.	Weighted Average Coupon	%	7.43%
13.	Weighted Average Original Term (months)	months	66.16
14.	Weighted Average Remaining Term (months)	months	57.91
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,802,344.11
	b. Liquidation Proceeds allocable to Finance Charge		$1,026.34
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,803,370.45
16.	Principal:
	a. Collections allocable to Principal		$29,418,647.48
	b. Liquidation Proceeds allocable to Principal		$513,525.24
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$29,932,172.72

17.	Total Finance Charge and Principal Collections (15d + 16d)	$36,735,543.17
18.	Interest Income from Collection Account	$9,585.52
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$36,745,128.69
Available Funds
21.	Available Collections	$36,745,128.69
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$36,745,128.69
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$913,720.58
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$913,720.58
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$34,196.49
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$34,196.49
	e. Class A-2 Monthly Interest	$386,100.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$386,100.00
	i. Class A-3 Monthly Interest	$492,291.67
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$492,291.67
	m. Class A-4 Monthly Interest	$174,173.33
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$174,173.33
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$55,416.67
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$55,416.67
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$45,833.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$45,833.33
32.	Tertiary Principal Distributable Amount	$5,625,564.10

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$47,456.50
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$47,456.50
34.	Quaternary Principal Distributable Amount	$19,370,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$27,144,752.67
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$6,250,000.18
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,803,370.45
	b. Total Daily Deposits of Principal Collections	$29,932,172.72
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$9,585.52
	e. Total Deposits to Collection Account (sum a - d)	$36,745,128.69
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$913,720.58
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$32,481,032.27
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,350,375.84
	f. Total Withdrawals from Collection Account (sum a - e)	$36,745,128.69
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$34,196.49
	b. Class A-2 Interest Distribution	$386,100.00
	c. Class A-3 Interest Distribution	$492,291.67
	d. Class A-4 Interest Distribution	$174,173.33
	e. Class B Interest Distribution	$55,416.67
	f. Class C Interest Distribution	$45,833.33
	g. Class D Interest Distribution	$47,456.50
	h. Class A-1 Principal Distribution	$31,245,564.28
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$32,481,032.27
44.	Withdrawals
	a. Class A-1 Distribution	$31,279,760.77
	b. Class A-2 Distribution	$386,100.00
	c. Class A-3 Distribution	$492,291.67
	d. Class A-4 Distribution	$174,173.33
	e. Class B Distribution	$55,416.67
	f. Class C Distribution	$45,833.33
	g. Class D Distribution	$47,456.50
	h. Total Withdrawals from Note Payment Account (sum a - g)	$32,481,032.27

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$3,350,375.84
	b. Reserve Account surplus (Ln 55)	$992.55
	c. Total Deposits to Certificate Payment Account (sum a - b)	$3,351,368.39
46.	Withdrawals
	a. Certificateholder Distribution	$3,351,368.39
	b. Total Withdrawals from Certificate Payment Account	$3,351,368.39
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $3,125,000.09	$3,125,000.09
	b. Note Balance	$1,058,969,132.06
48.	Required Reserve Account Amount	$3,125,000.09
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$3,125,000.09
50.	Investment Earnings	$992.55
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$3,125,992.64
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$992.55
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$3,125,000.09
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$913,720.58
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$32,481,032.27
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,350,375.84
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$992.55
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$31,279,760.77
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$386,100.00
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$492,291.67
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$174,173.33
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$55,416.67
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$45,833.33
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$47,456.50
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$3,351,368.39

Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	959	$17,307,604.31
	b. 61 to 90 days past due	377	$6,947,737.77
	c. 91 to 120 days past due	113	$1,920,847.63
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,449	$26,176,189.71
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)%		2.4574%

73.	Has a Delinquency Trigger Event occurred?		No

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	104	$1,826,916.80
75.	Liquidation Proceeds (recoveries)	92	$514,551.58
76.	Net Losses (Ln 73 - Ln 74)		$1,312,365.22
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)%		0.1197%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	276	$5,105,126.02
79.	Liquidation Proceeds (recoveries)	176	$1,489,741.52
80.	Cumulative Net Losses (Ln 77 - Ln 78)		$3,615,384.50
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)%		0.2892%
82.	Average Net Loss on Defaulted Receivables		$13,099.22

Servicer Covenant
83.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,053,668,000.00
84.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 9, 2017.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer